POST BALANCE SHEET EVENTS (Details)		1 Months Ended		12 Months Ended
	Jan. 07, 2022 W	Mar. 31, 2022 W item	Jan. 31, 2022	Dec. 31, 2021
Disclosure of non-adjusting events after reporting period [line items]
Allocation of crypto assets (as percent)				10.00%
Construction flagship cryptocurrency mining facility in Mega Watts	200
Transformers provide additional Mega Watts of total power to facility		600
Allocation of crypto assets to Argo Labs
Disclosure of non-adjusting events after reporting period [line items]
Allocation of crypto assets (as percent)			10.00%
Number of additional main power transformers ordered | item		4